PROVISIONS, CONTINGENCIES AND COMMITMENTS - Other Legal Claims (Details) $ in Thousands, € in Millions, $ in Millions						1 Months Ended										12 Months Ended							156 Months Ended
	Mar. 06, 2020 USD ($) plaintiffs	Mar. 06, 2020 EUR (€) plaintiffs	Feb. 15, 2017 USD ($)	May 15, 2012 USD ($)	Jan. 08, 2008 USD ($)	Jan. 31, 2021 USD ($) claim	Nov. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CAD ($)	Apr. 30, 2017 USD ($)	Nov. 30, 2013 claim	May 31, 2013 USD ($)	Apr. 30, 2013 claim	Jun. 30, 2012 USD ($) claim	Jun. 30, 2006	Dec. 31, 2020 USD ($) employee claim	Dec. 31, 2019 USD ($) claim	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2006	Dec. 31, 2014 claim	Dec. 31, 2018 USD ($)	Dec. 18, 2014 USD ($)	Jan. 31, 2010 USD ($)
Disclosure of other provisions [line items]
Provisions																$ 2,632,000	$ 2,991,000							$ 2,534,000
Tender offer, exchange ratio															1.5714
Luxembourg | Significant shareholder
Disclosure of other provisions [line items]
Damages sought			$ 27,000		$ 221,000
France | Wrongful Termination of Contract
Disclosure of other provisions [line items]
Litigation case, term of contract																						20 years
France | Association Actionnaires d'Arcelor
Disclosure of other provisions [line items]
Damages sought	$ 479,000	€ 390		$ 282,000
Number of plaintiffs | plaintiffs	2	2
Various other legal claims
Disclosure of other provisions [line items]
Provisions																207,000
Other legal claims
Disclosure of other provisions [line items]
Provisions																$ 207,000	$ 231,000							$ 249,000
Other legal claims | Shareholder of Siderurgica Tres Lagoas
Disclosure of other provisions [line items]
Damages sought										$ 33,000
Other legal claims | Canada
Disclosure of other provisions [line items]
Damages sought																		$ 764,000	$ 1,000.0
Amount awarded to other party								$ 5,000	$ 6.5
Other legal claims | Italy | Memorandum of agreement
Disclosure of other provisions [line items]
Business combination expected consideration																										$ 114,000
Estimate of possible loss																									$ 29,000
Other legal claims | Italy | Bottom of range | Memorandum of agreement
Disclosure of other provisions [line items]
Damages sought												$ 46,000									$ 17,000
Other legal claims | Italy | Top of range | Memorandum of agreement
Disclosure of other provisions [line items]
Damages sought												$ 73,000									$ 29,000
Other legal claims | Luxembourg
Disclosure of other provisions [line items]
Number of claims | claim														59
Damages sought														$ 72,000
Number of claims pending | claim														4
Number of dismissed claims | claim											2		2
Other legal claims | France
Disclosure of other provisions [line items]
Number of claims pending | claim																324,000,000	337,000,000
Losses on litigation settlements																$ 4,790	$ 7,770
Professional fees expense																200	150
Payments for settlements																4,590	$ 7,600
Other legal claims | France | Wrongful Termination of Contract
Disclosure of other provisions [line items]
Damages sought																				$ 187,000
Damages sought of counterclaim value																				$ 232,000
Damages awarded							$ 3,000
Other legal claims | France | Bottom of range
Disclosure of other provisions [line items]
Damages sought																35
Other legal claims | France | Top of range
Disclosure of other provisions [line items]
Damages sought																$ 745
Other legal claims | Acindar Industria Argentina de Aceros S.A. ("Acindar")
Disclosure of other provisions [line items]
Number of claims | claim																							39
Damages sought						$ 103,000
Number of claims pending | claim						22
Number of claims pending within the Administrative Branch of Customs Office Authority | claim						7
Number of pending claims appealed | claim						15
Other legal claims | ArcelorMittal Brasil S.A. | SINDIMETAL case
Disclosure of other provisions [line items]
Number of employees impacted | employee																2,500